CAPITAL MANAGEMENT (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT
Components of equity consisting of common shares, stock options and warrants, and deficit	$ 419,097,255	$ 66,570,705	$ 65,503,020